Prepaid Expenses and Other Assets, Net (Details) ¥ in Billions	1 Months Ended				12 Months Ended			13 Months Ended
	May 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Prepaid Expenses And Other Assets, Net [Line Items]
Agreement amount	$ 27,400	$ 68,500						$ 68,500
Short term maturity	1 year	1 year
Annual interest rate	3.45%	3.45%						3.45%
Credit losses for the receivables					$ 826,004
Settlement receivable						$ 1,151,860
Case acceptance fee					3,600,000
Lawsuit claim receivable					1,370,000,000				¥ 10
Wrote off the receivables						22,342	$ 2,201,448
Related Party [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Agreement amount			$ 774,659
Short term maturity			1 year
Annual interest rate			6.80%
Third Party [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Credit losses for the receivables						1,090,759
Lucky Panda Pte. Ltd [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Prepayment for services				$ 3,000,000
Prepayment for joint developing & creating AI content platform				$ 1,800,000
Settlement into promotional service expenses					170,000	$ 610,000
Credit losses for remaining prepayment					2,220,000
Tackle Finance Limited [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Short term maturity				1 year
Annual interest rate				5.00%
Wrote off the receivables					3,000,000
Interest receivable					$ 239,808
Tackle Finance Limited [Member] | Related Party [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Agreement amount				$ 3,000,000
Tackle Finance Limited [Member]
Prepaid Expenses And Other Assets, Net [Line Items]
Borrowing maturity term								2 years